Members' Equity (Deficit)	12 Months Ended
Dec. 31, 2013
Members' Equity (Deficit)
Members' Equity (Deficit)

16. Members' Equity (Deficit)

        As of December 31, 2013, the Parent was authorized to issue common units as follows:

Class A	2,172,212
Class B	676,972
Class C series:	416,052

        Only holders of Class A common units are entitled to vote. Each holder of Class B common units may be entitled to convert their Class B common units into Class A common units under certain conditions described in the Operating Agreement. Class C series common units have no voting rights. All series of Class C units have the same rights, except for Class C units that were issued in 2006 which have no Floor Amount (as defined below), whereas Class C-1 and subsequent units were issued in 2007 or later and have Floor Amounts ranging from $112.19 to $374.68.

        The Parent may issue Class C series common units in the form of Management Incentive Units (the "Management Units") to certain Management Incentive Members (the "Management Members"). The Management Units are subject to Time Vesting (50%) and Performance Vesting (50%), as each term is defined in the Operating Agreement. The Management Units that are subject to Time Vesting vest 20% annually (except for Class C-5 Units), assuming the participants are still employed by the Company at each vesting date. The Management Units that are subject to Performance Vesting vest 20% annually (except for Class C-5 Units), based on the Company's achievement of certain financial performance targets. Most Class C-5 Units that are subject to Time Vesting vest 33.33% annually starting May 1, 2012, assuming the participants are still employed by the Company at each vesting date. Class C-5 Units that are subject to Performance Vesting vest 33.33% annually starting December 31, 2011, based on the Company's achievement of certain financial performance targets. In the event performance goals are not met in any given year vesting can still be achieved if subsequent year performance goals are exceeded. In any event, any remaining unvested units will vest on December 31 of the ninth anniversary year from grant date. The Management Units are subject to acceleration of vesting on change of control of the Company as to (a) 100% of previously unvested time units and (b) certain performance units based on a cash proceeds multiple. The Management Units may be subject to redemption at fair value or cost, depending on the circumstances, (i) at the option of the Parent, if the Member is no longer employed by the Company, or (ii) at the option of the Parent and the Member, if the Member's employment is terminated due to incapacitation of such Member.

        For Class C-1 through Class C-7 grants, no distribution shall be made with respect to a Management Unit until the aggregate amount of distributions to Class A, Class B and Class C Members is equal to the initial capital contributions made by such Members plus the floor amount ("Floor Amount") applicable to such Management Unit. The Floor Amount shall be determined at the time of each Management Unit grant as if the Company were to (a) liquidate the assets of the Company for an amount equal to their fair market value as of such time and (b) distribute the proceeds in liquidation in accordance with the terms described in the Operating Agreement. Amounts distributable to a Management Member in respect of any Management Units that have not yet vested shall be placed into an escrow account and distributed to such Management Member upon vesting.

        The Company distributed $400.0 million in June 2007 to the Parent and its unit holders in connection with the refinancing of its debt. In May 2010, and November 2010, the Company distributed $72.0 million and $17.3 million, respectively, to the Parent and its unit holders. In July 2011, the Company distributed $52.0 million to the Parent and its unit holders. There were no distributions to the Parent or unit holders during 2012 and 2013. In accordance with the Parent's operating agreement, unvested amounts distributable to management members have been placed into an escrow account at the Parent level, and are being distributed to such members as the underlying units vest. At December 31, 2013 and 2012, $0.3 million and $0.4 million, respectively, relating to unvested Management Units was held in the escrow account at the Parent level.

        As of December 31, 2012, Class A, B, C, C-1 and C-2 unit holders had their capital contributions returned in connection with the aforementioned distributions. As of December 31, 2012, Class A, B and C unit holders had also received distributions representing return on capital totaling $178.30 per unit, while Class C-1 and C-2 unit holders had received distributions representing return on capital totaling $74.58 and $73.45 per unit, respectively. As of December 31, 2013, none of the other class unit holders had participated in the aforementioned distributions pursuant to the Floor Amount provisions noted above.

        On July 17, 2012, in conjunction with the acquisition of Knology (note 3), affiliates of Avista Capital Partners (the majority voting unit holder of the Parent) and Company management contributed $200.0 million, net of $6.0 million of commitment fees paid to Avista Capital Partners. Avista Capital Partners and Company management received additional Class A Common Units and Class B Common Units.

        At December 31, 2013, total compensation cost not yet recognized related to unvested Management Units was not material. The following table summarizes the activity in the Management Units during the three years ended December 31, 2013:

	Class C No Floor Amount	Class C-1 $112.19 Floor Amount	Class C-2 $113.32 Floor Amount	Class C-3 $208.88 Floor Amount	Class C-4 $342.00 Floor Amount	Class C-5 $342.00 Floor Amount	Class C-6 $373.41 Floor Amount	Class C-7 $374.68 Floor Amount	Total
	Number of Management Units
Outstanding at January 1, 2011	151,147	37,255	17,815	7,560	29,475	20,600	—	—	263,852
Granted	—	—	—	—	2,950	—	12,725	—	15,675
Forfeited	(70)	—	(200)	—	(450)	—	(100)	—	(820)

Outstanding at December 31, 2011	151,077	37,255	17,615	7,560	31,975	20,600	12,625	—	278,707
Granted	—	—	—	—	—	—	6,900	103,350	110,250
Forfeited	—	—	(395)	(80)	(180)	—	(100)	(12,500)	(13,255)

Outstanding at December 31, 2012	151,077	37,255	17,220	7,480	31,795	20,600	19,425	90,850	375,702
Granted	—	—	—	—	—	—	—	34,970	34,970
Forfeited	—	(20)	(40)	—	—	—	(770)	(6,500)	(7,330)

Outstanding at December 31, 2013	151,077	37,235	17,180	7,480	31,795	20,600	18,655	119,320	403,342

Vested at December 31, 2013	151,077	37,060	16,173	6,695	22,119	12,262	5,789	14,604	265,779
Unvested at December 31, 2013	—	175	1,007	785	9,676	8,338	12,866	104,716	137,563

Total	151,077	37,235	17,180	7,480	31,795	20,600	18,655	119,320	403,342